Net Income (Loss) Per Share (Tables)	6 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share (dollars in thousands, except per share data):

	Fiscal Years Ended March 31,
	2017	2018	2019
Numerator:
Net income (loss)	$796	$9,222	$(116,194)
Denominator:
Weighted average shares outstanding, basic and diluted	228,540,269	231,956,164	235,938,873
Net income (loss) per share, basic and diluted	$0.00	$0.04	$(0.49)

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,		Six Months Ended September 30,
	2018	2019	2018	2019
Numerator:
Net loss	$(39,938)	$(417,334)	$(63,494)	$(466,489)
Denominator:
Weighted average shares outstanding, basic and diluted	235,215	264,127	235,217	251,412
Net loss per share, basic and diluted	$(0.17)	$(1.58)	$(0.27)	$(1.86)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	A summary of these anti-dilutive common share equivalents is provided in the table below:

	Fiscal Years Ended March 31,
	2017	2018	2019
Unvested equity awards	11,983,603	10,038,369	6,398,615

A summary of these anti-dilutive common share equivalents is provided in the table below (in thousands):

	September 30,
	2018	2019
Stock options	—	7,130
Unvested restricted stock and RSUs	—	6,153
Unvested equity awards	6,626	—